ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
ADVANCES RECEIVABLE [Text Block]

6. ADVANCES RECEIVABLE

	December 31, 2018	December 31, 2017
Advances receivable	$ 50,581	$ 175,501

The balance of $50,581 pertains to advances to employees and suppliers (December 31, 2017 - $175,501). The balances are non-interest bearing, unsecured and due on demand.